Subsequent Events (Details) - Subsequent Event [Member] $ in Thousands	1 Months Ended
Feb. 28, 2021 USD ($)
Gross proceeds of subordinated debt	$ 7,000
Unsecured Debt [Member] | Certain Institutional Investor [Member]
Gross proceeds of subordinated debt	$ 7,000
Subordinated promissory note term	2 years
Built-in increase in interest rate	5.00%
Interest Margin	5.00%